INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS

10. Investments

(a) The Company has a 50% ownership interest in ENP Peru Investments LLC (“ENP Peru”). ENP Peru is located in Illinois and leases warehouse space. The Company accounts for this investment using the equity method of accounting. A summary of the Company’s investment follows:

Balance, December 31, 2020	$3,822
Return of equity	(3,822)
Gain in equity method investment	22,642
Balance, December 31, 2021	22,642
Return of equity	(7,500)
Balance, March 31, 2022	$15,142

Summarized profit and loss information related to the equity accounted investment is as follows for the full year:

2021

Net sales	$322,079
Net income	$45,285

(b) In December 2018 the Company invested $200,000 in Applied Holding Corp. (“Applied”). Applied is a captive insurance company and the Company received a non-convertible promissory note for its investment which becomes due in 2021 but may be extended with notice for a maximum of two years. In accordance with FASB Codification Topic 323, Investments – Equity Method and Joint Ventures (ASC 323), the Company has elected to account for this investment at cost. During the year ended December 31, 2021, the Company entered an agreement with Applied to extend the maturity date of this promissory note to December 6, 2023.

(c) In December 2018 the Company invested $500,000 in Trio Opportunity Corp. (“Trio”), a privately held entity. Trio is a real estate investment vehicle and the Company received 50,000 non-voting Class B shares at $10.00/share. In accordance with FASB Codification Topic 321, Investments – Equity Securities (ASC 321), the Company has elected to account for this investment at cost.

(d) In January 2019, the Company invested $1,001,000 in a Florida based LLC that is engaged in international sales of fertilizer additives. The Company accounts for this investment using the equity method of accounting. According to the operating agreement, the Company has a 50% interest in the profit and loss of the Florida based LLC but does not have control. A summary of the Company’s investment follows:

Balance, December 31, 2020	$3,572,345
Gain in equity method investment	454,023
Return of equity	(325,000)
Balance, December 31, 2021	3,701,368
Gain in equity method investment	36,764
Balance, March 31, 2022	$3,738,132

Further to the original investment amount, the Company had placed $1,000,000 in trust, which was released during the year ended December 31, 2020 upon the Florida based LLC reaching a milestone related to earnings before interest, taxes and depreciation (“EBITDA”) targets. The additional payments of $2,518,684 made during the year ended December 31, 2020 related to contingent consideration which was dependent on the Florida based LLC meeting certain performance millstones during the year. Summarized profit and loss information related to the equity accounted investment is as follows:

	Three months ended March 31, 2022	Three months ended March 31, 2021

Net sales	$2,201,518	$2,332,304
Gross profit	512,884	860,676
Net income	73,528	400,580

During the three months ended March 31, 2022, the Company had sales of $1,672,200 (2021 - $1,434,684) to the Florida Based LLC, of which $1,419,306 is included within Accounts Receivable as at March 31, 2022 (December 31, 2021 -2020 - $2,202,345).

(e) In December 2020, the Company invested $500,000 in Lygos Inc. (“Lygo’s”), a privately held entity, under a Simple Agreement for Future Equity agreement. Both companies intend to work together in pursuit of sustainable aspartic acid through synthetic biology (Note 18). In 2021, a second investment of $500,000 was in order to continue development of the aspartic acid microbe strain. The Company has elected to account for this investment at cost. A summary of the Company’s investment follows:

Balance, December 31, 2020	$500,000
Additional payment	500,000
Balance, December 31, 2021 and March 31, 2022	$1,000,000

10. Investments

(a) The Company has a 50% ownership interest in ENP Peru Investments LLC (“ENP Peru”). ENP Peru is located in Illinois and leases warehouse space. The Company accounts for this investment using the equity method of accounting. A summary of the Company’s investment follows:

Balance, December 31, 2019	$11,387
Return of equity	(9,063)
Gain in equity method investment	1,498
Balance, December 31, 2020	3,822
Return of equity	(3,822)
Gain in equity method investment	22,642
Balance, December 31, 2021	$22,642

During the year ended December 31, 2021, the Company received an additional $30,478 from ENP Peru. At the time of receipt of the payment, the investment balance was $nil and the payment was not recorded against the investment balance but was included in gains on investments.

Summarized profit and loss information for ENP Peru is as follows:

	2021	2020

Net sales	$322,079	$295,800
Net income	$45,285	$2,996

(b) During the year ended December 31, 2018, ENP Investments acquired a 24% ownership interest in ENP Realty LLC (“ENP Realty”). ENP Realty is located in Illinois and leases warehouse space. During the year ended December 31, 2020, the other partners of ENP Realty withdrew from the partnership, resulting in ENP Realty becoming a wholly owned subsidiary of ENP Investments. As a result, ENP Realty is consolidated in the financial statements of the Company and a 35% non-controlling interest is recognized from the acquisition date onwards.

It was determined that ENP Realty did not meet the definition of a business in accordance with FASB Codification Topic 805, Business Combinations (ASC 805), and the acquisition was accounted for as an asset acquisition. The following table summarizes the final purchase price allocation of the consideration paid to the respective fair values of the assets acquired and liabilities assumed in ENP Realty as of the acquisition date.

Investment eliminated upon consolidation	$63,165

Assets acquired:
Cash	13,419
Building	630,000
Land	85,000
Liabilities assumed:
Accounts payable	(15,797)
Long term debt	(450,000)
Deferred income tax liability	(66,116)
Total identifiable net assets:	196,506
Gain on acquisition of ENP Realty	$133,341

The income tax expense arising from the deferred income tax liability is net against gain on acquisition of ENP Realty in the consolidated statements of income and comprehensive income.

A summary of the Company’s investment follows:

Balance, December 31, 2019	$63,165
Investment eliminated upon consolidation	(63,165)
Balance, December 31, 2020 and 2021	$-

(c) In December 2018 the Company invested $200,000 in Applied Holding Corp. (“Applied”). Applied is a captive insurance company and the Company received a non-convertible promissory note for its investment which becomes due in 2021 but may be extended with notice for a maximum of two years. In accordance with FASB Codification Topic 320, Investments – Debt Securities (ASC 320), the Company has elected to account for this investment at cost. During the year ended December 31, 2021, the Company entered an agreement with Applied to extend the maturity date of this promissory note to December 6, 2023.

(d) In December 2018 the Company invested $500,000 in Trio Opportunity Corp. (“Trio”), a privately held entity. Trio is a real estate investment vehicle and the Company received 50,000 non-voting Class B shares at $10.00/share. In accordance with FASB Codification Topic 321, Investments – Equity Securities (ASC 321), the Company has elected to account for this investment at cost.

(e) In January 2019, the Company invested $1,001,000 in a Florida based LLC that is engaged in international sales of fertilizer additives. The Company accounts for this investment using the equity method of accounting. According to the operating agreement, the Company has a 50% interest in the profit and loss of the Florida based LLC but does not have control. A summary of the Company’s investment follows:

Balance, December 31, 2019	$1,141,033
Additional payments	2,518,684
Gain in equity method investment	809,342
Return of equity	(896,714)
Balance, December 31, 2020	3,572,345
Gain in equity method investment	454,023
Return of equity	(325,000)
Balance, December 31, 2021	$3,701,368

Further to the original investment amount, the Company had placed $1,000,000 in trust, which was released during the year ended December 31, 2020 upon the Florida based LLC reaching a milestone related to earnings before interest, taxes and depreciation (“EBITDA”) targets. The additional payments of $2,518,684 made during the year ended December 31, 2020 related to contingent consideration which was dependent on the Florida based LLC meeting certain performance millstones during the year. Summarized profit and loss information related to the equity accounted investment is as follows:

	2021	2020

Net sales	$11,543,277	$12,138,511
Gross profit	3,517,387	4,688,654
Net income	$908,045	$1,618,685

During the year ended December 31, 2021, the Company had sales of $7,982,281 (2020 - $7,476,047) to the Florida Based LLC, of which $2,202,345 is included within Accounts Receivable as at December 31, 2021 (2020 - $1,593,272).

(f) In December 2020, the Company invested $500,000 in Lygos Inc., a privately held entity, under a Simple Agreement for Future Equity agreement. Both companies intend to work together in pursuit of sustainable aspartic acid through synthetic biology. The Company has elected to account for this investment at cost. A summary of the Company’s investment follows:

Balance, December 31, 2019	$-
Acquisition	500,000
Balance, December 31, 2020	500,000
Additional payment	500,000
Balance, December 31, 2021	$1,000,000